Supplement dated January 31, 2025
to the Statement of Additional Information (the “SAI”), dated January 1, 2025, for the following fund:
Fund
Columbia Funds Series Trust I
Columbia Emerging Markets Fund (the Fund)
Effective immediately, the information under the subsection “The Investment Manager and Subadvisers – Portfolio Managers” in the “Investment Management and Other Services” section of the SAI for the Fund is hereby superseded and replaced with the following:

		Other Accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending August 31 – Information is as of August 31, 2024, unless otherwise noted
Emerging Markets Fund	Robert Cameron	2 RICs 7 PIVs 21 other accounts	$276.05 million $1.56 billion $1.67 billion	None	$10,001 – $50,000(b)	Columbia Management	Columbia Management
	Derek Lin	3 RICs 7 PIVs 19 other accounts	$327.57 million $1.56 billion $1.66 billion	None	$10,001 – $50,000(a) $10,001 – $50,000(b)
	Darren Powell	2 RICs 7 PIVs 11 other accounts	$276.05 million $1.56 billion $1.66 billion	None	$50,001 – $100,000(b)
	Cory Unal(j)	9 PIVs 3 other accounts	$744.23 $483.33	None	None
	Perry Vickery	2 RICs 9 PIVs 18 other accounts	$276.05 million $1.87 billion $1.67 billion	None	$10,001 – $50,000(b)
	Dara White	3 RICs 9 PIVs 15 other accounts	$327.57 million $2.29 billion $2.10 billion	None	Over $1,000,000(a) $100,001 – $500,000(b)
*
RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**
Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(a) Excludes any notional investments.
(b) Notional investments through a deferred compensation account.
(j) The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of December 31, 2024.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP910_00_044_(01/25)